111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 WWW.chapman.com




                                February 26, 2010


Vincent J. Di Stefano
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 460 (the "Fund")
                       (File No. 333-164519) (CIK 1472905)

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor") sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Act") of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Global Gold Income Portfolio, Series 1 (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on January 26, 2010. We received comments from the staff of the Commission in a letter from Vincent J. Di Stefano dated February 10, 2010. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

     The following are our responses to the Commission's comments:

Comment 1

     The comment requested that, since the name of the Trust contains the word "global", we clarify that under normal market conditions at least 40% of its total assets will be invested in foreign securities. Disclosure has been added in accordance with your comment as the sixth paragraph under "Investment Summary--Principal Investment Strategy".

Comment 2

     The comment requested that, if the Trust will contain emerging market securities, we add appropriate strategy and risk disclosure. The Portfolio Consultant will not focus on selection of securities issued by companies organized or headquartered in emerging markets countries and

Vincent J. Di Stefano
Securities and Exchange Commission
February 26, 2010
Page 2


does not anticipate that such securities will be included in the Trust portfolio. Accordingly, we have not added language regarding emerging markets to the description of the investment strategy. We have nonetheless added risk disclosure regarding emerging markets under "Understanding Your
Investment--Investment Risks" in the event that the portfolio includes any emerging market stocks.

Comment 3

     The comment requested that we explain how the purchase of Covering Securities by LEAPS holders does not constitute impermissible security selection with respect to Section 26(c) of the Investment Company Act of 1940. Section 26(c) provides that it is unlawful for any depositor or trustee of a registered unit investment trust holding the security of a single issuer to substitute another security for such security unless the Commission has approved such substitution. The Trust does not intend to invest in the securities of a single issuer. As a result, the prohibition set forth in Section 26(c) will not apply to the Trust. Even if the Section 26(c) prohibition applied to the Trust, the exercise of a call option against the Trust by an option holder would not involve the substitution of any Trust portfolio security. Instead, such an exercise would merely result in a passive liquidation of a Trust portfolio security to the exercising option holder in exchange for the purchase price of such security pursuant to the option. The cash realized by the Trust in connection with any exercise would merely be distributed to Trust unitholders at the next distribution date and no substitution of securities would occur. We have added language after the examples appearing at the end of the section entitled "Understanding Your Investment--The Covered Call Strategy" to clarify that any proceeds from an option exercise against the Trust will be distributed to unitholders.

Comment 4

     The comment requested that we explain why a reduction in the value of LEAPS due to changes in the market for LEAPS will have a negative effect on Fund units. Because a decrease in the value of LEAPS will generally result in an increase in the net asset value of units of the Trust, we have deleted the sixth bullet under "Investment Summary--Principal Risks" and the first two sentences under "Understanding Your Investment--Investment Risks--LEAPS(R)."

Comment 5

     The comment requested that we indicate the extent to which the strike price of LEAPS may be adjusted downwards by the Options Clearing Corporation ("OCC") and that we quantify the degree to which such revisions may reduce equity appreciation of the Trust units. As disclosed in the prospectus, the OCC may make adjustments to the strike price of the LEAPS based on adjustments made by the OCC to options on the Covering Security. Such option strike prices are generally not adjusted to reflect

Vincent J. Di Stefano
Securities and Exchange Commission
February 26, 2010
Page 3


ordinary dividends but may be adjusted to reflect certain corporate events such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. Depending on the size of the extraordinary dividend, the magnitude of the stock split or the impact of other distributions or events, the extent of such an adjustment to a strike price can vary greatly. In no case will such strike price be adjusted below zero. As a general rule, the OCC's By-Laws lay out criteria by which such adjustments are made and any adjustment would generally be made in proportion to the dividend, split or other event related to the subject securities. However, the OCC is allowed discretion in determining adjustments to options and it is not possible to specify the extent to which a strike price might be adjusted. Due to the generally proportional nature of such adjustments, it is anticipated that adjustments to the strike price would approximately correlate with events impacting the related Covering Security. Notwithstanding the foregoing, the disclosure appearing on page 16 under "Understanding Your Investment--Investment Risks--LEAPS(R)" has been revised to clarify that any adjustment might have.

Comment 6

     The comment requested that we indicate how far "out of the money" LEAPS will be sold initially. The Portfolio Consultant currently anticipates that that the LEAPS will be 15 to 45 percent out of the money at the inception of the Trust with a majority of the LEAPS being between 20 to 30 percent out of the money at inception. While these percentages are not specifically part of the stated portfolio selection criteria, we note that the strike price of the LEAPS as a percentage of the price of the Covering Securities at the Fund's inception will be disclosed in the third paragraph under "Investment Summary--Principal Investment Strategy" in the the prospectus filed as of the Trust's inception date.

Comment 7

     The comment requested that we indicate what percentage of the Fund's securities will consist of Treasury Obligations purchased with the proceeds of LEAPS sales. The Portfolio Consultant currently anticipates that the Treasury Obligation will represent between 10 and 15 percent of the Trust at inception. Details about the Treasury Obligations, including their specific weighting in the portfolio, will be included in the "Portfolio" on page 5 of the final prospectus filed on the Fund's inception date.

     In addition to making revisions in response to the staff's comments, we have revised the prospectus to reflect several other changes. First, the name of the Trust has been changed from "Global Gold Income Portfolio, Series 1" to "Global Gold Income Portfolio, Series 1-An SMC Portfolio" throughout the prospectus. Second, the prospectus has been changed to reflect the imposition of a deferred sales charge. This disclosure is consistent with disclosure included in prospectuses for prior series of the Fund. Third, disclosure has been added reflecting a license fee paid to the Portfolio Consultant, Spring Mountain Capital, LP, for the use of certain service

Vincent J. Di Stefano
Securities and Exchange Commission
February 26, 2010
Page 4


marks. Finally, prospectus has been revised to disclose that distributions will be made quarterly instead of semi-annually.

     We have been advised that Sponsor proposes to deposit securities and to activate the Trust on or about March 12, 2010, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  -------------------------------
                                         Scott R. Anderson